Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.          Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on March 21, 2025, and are supplemented by the below new activities within the period.

Short-term loan facility:

On April 25, 2025, the Company extended a short-term loan facility to United Maritime Corporation (“United”) totaling $2,000. The facility bore interest of 10.0% per annum and was fully repaid on June 17, 2025, shortly after the completion of a vessel sale by United. The resulting interest income of $48 is presented in “Interest income related parties” in the accompanying unaudited interim condensed statements of operations.

Management Agreements:
During the six-month period ended June 30, 2025 and 2024, fees charged from Seanergy to United in relation to services provided under various management agreements entered into with respect to United’s fleet amounted to $1,345 and $1,060, respectively and are presented in “Fees from related parties” in the accompanying unaudited interim condensed statements of operations.
As of June 30, 2025 and December 31, 2024, balance due from United amounted to $8,220 and $7,271, respectively and is included in “Due from related parties” in the accompanying unaudited interim condensed consolidated balance sheets, relating to United management fees and working capital advances. As of June 30, 2025, balance due to related parties related to EUAs held by Seanergy Shipmangement Corp., on behalf of United for the settlement of the respective EUAs liability.